Consolidated Statements Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net sales	$ 556,146	$ 361,297	$ 289,323
COST OF SALES	281,541	176,765	139,625
GROSS PROFIT	274,605	184,532	149,698
OPERATING EXPENSES
Research and development	92,405	71,161	60,949
Sales and marketing	25,765	20,173	16,324
General and administrative	17,072	15,714	13,355
Amortization of intangible assets	2,103	1,051	0
Total operating expenses	137,345	108,099	90,628
OPERATING INCOME	137,260	76,433	59,070
NON-OPERATING INCOME (EXPENSES)
Gain from disposal of short-term investments	2	3	4
Interest income	2,158	2,025	2,215
Foreign exchange gain (loss), net	(692)	76	(606)
Impairment of long-term investments	(13)
Interest expense	(127)	(47)	(114)
Other income, net	42	10	(1)
Total non-operating income	1,370	2,067	1,498
INCOME BEFORE INCOME TAX	138,630	78,500	60,568
INCOME TAX EXPENSE	27,690	18,249	16,101
NET INCOME	$ 110,940	$ 60,251	$ 44,467
EARNINGS PER ORDINARY SHARE:
Basic	$ 0.79	$ 0.44	$ 0.33
Diluted	$ 0.78	$ 0.43	$ 0.33
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic (Thousands)	140,919	138,100	134,604
Diluted (Thousands)	142,050	139,634	136,787
EARNINGS PER ADS (one ADS equals four ordinary shares):
Basic	$ 3.15	$ 1.75	$ 1.32
Diluted	$ 3.12	$ 1.73	$ 1.30
WEIGHTED AVERAGE ADS OUTSTANDING
Basic (Thousands)	35,230	34,525	33,651
Diluted (Thousands)	35,513	34,909	34,197